Insurance Contracts (Tables)	12 Months Ended
Dec. 31, 2020
Statement [line items]
Summary of Components of Expense Assumptions

	Individual Life		Group Life
	RMB Per Policy	% of Premium	RMB Per Policy	% of Premium
As at 31 December 2020	45.00	0.85%~0.90%	25.00	0.90%
As at 31 December 2019	45.00	0.85%~0.90%	25.00	0.90%

Summary of Net Liabilities of Insurance Contracts
(b)	Net liabilities of insurance contracts

	As at 31 December 2020	As at 31 December 2019
	RMB million	RMB million
Gross
Long-term insurance contracts	2,936,533	2,521,331
Short-term insurance contracts
- Claims and claim adjustment expenses	21,991	18,404
- Unearned premiums	14,701	13,001

Total, gross	2,973,225	2,552,736

Recoverable from reinsurers
Long-term insurance contracts (Note 13)	(4,228)	(3,839)
Short-term insurance contracts
- Claims and claim adjustment expenses (Note 13)	(209)	(145)
- Unearned premiums (Note 13)	(523)	(369)

Total, ceded	(4,960)	(4,353)

Net
Long-term insurance contracts	2,932,305	2,517,492
Short-term insurance contracts
- Claims and claim adjustment expenses	21,782	18,259
- Unearned premiums	14,178	12,632

Total, net	2,968,265	2,548,383

Summary of Movements in Liabilities of Short-Term Insurance Contracts
The table below presents movements in claims and claim adjustment expense reserve:

	2020	2019
	RMB million	RMB million
Notified claims	2,781	2,536
Incurred but not reported	15,623	12,269

Total as at 1 January - Gross	18,404	14,805

Cash paid for claims settled
- Cash paid for current year claims	(32,804)	(33,244)
- Cash paid for prior year claims	(16,682)	(14,551)
Claims incurred
- Claims arising in current year	52,589	49,727
- Claims arising in prior years	484	1,667

Total as at 31 December - Gross	21,991	18,404

Notified claims	4,319	2,781
Incurred but not reported	17,672	15,623

Total as at 31 December - Gross	21,991	18,404

Summary of Movements in Unearned Premium Reserves
The table below presents movements in unearned premium reserves:

	2020			2019
	RMB million			RMB million
	Gross	Ceded	Net	Gross	Ceded	Net
As at 1 January	13,001	(369)	12,632	11,432	(370)	11,062
Increase	14,701	(523)	14,178	13,001	(369)	12,632
Release	(13,001)	369	(12,632)	(11,432)	370	(11,062)

As at 31 December	14,701	(523)	14,178	13,001	(369)	12,632

Summary of Movements in Liabilities of Long-Term Insurance Contracts
The table below presents movements in the liabilities of long-term insurance contracts:

	2020	2019
	RMB million	RMB million
As at 1 January	2,521,331	2,189,794
Premiums	536,150	497,570
Release of liabilities (i)	(288,959)	(282,189)
Accretion of interest	129,679	114,234
Change in assumptions
- Change in discount rates	35,071	(4,906)
- Change in other assumptions (ii)	3,472	7,308
Other movements	(211)	(480)

As at 31 December	2,936,533	2,521,331

(i)	The release of liabilities mainly consists of release due to death or other benefits and related expenses, release of residual margin and change of reserves for claims and claim adjustment expenses.

(ii)
For the year ended 31 December 2020, the change in other assumptions was mainly caused by the change in morbidity rate assumptions of certain products, which increased insurance contract liabilities by RMB2,081 million. This change reflected the Group’s most recent experience and future expectations about the morbidity rates as at the reporting date. Changes in assumptions other than morbidity rates increased insurance contract liabilities by RMB1,391 million.

For the year ended 31 December 2019, the change in other assumptions was mainly caused by the change in morbidity rate assumptions of certain products, which increased insurance contract liabilities by RMB4,737 million. This change reflected the Group’s most recent experience and future expectations about the morbidity rates as at the reporting date. Changes in assumptions other than morbidity rates increased insurance contract liabilities by RMB2,571 million.

Investment returns of asset portfolio backing [member]
Statement [line items]
Summary of Assumed Discount Rates with Risk Margin	The assumed discount rates with risk margin are as follows:

Discount rate assumptions
As at 31 December 2020	4.85%
As at 31 December 2019	4.85%

Yield curve of reserve computation benchmark for insurance contracts [member]
Statement [line items]
Summary of Assumed Discount Rates with Risk Margin	The assumed spot discount rates with risk margin are as follows:

Discount rate assumptions
As at 31 December 2020	3.09%~4.80%
As at 31 December 2019	3.52%~4.83%